COMMITMENTS AND CONTINGENCIES (Details)	9 Months Ended
Sep. 30, 2020
Commitment #1
Other Commitments, Description	Company entered into an agreement with an Investment Opportunity Provider (IOP)
Commitment #2
Other Commitments, Description	Company entered into a Financial Consulting and Corporate Advisory Agreement
Commitment #3
Other Commitments, Description	Company entered into an Advisory Agreement
Commitment #4
Other Commitments, Description	Company entered into a Supply Chain Consulting Agreement with a consultant
Commitment #5
Other Commitments, Description	Company entered into a Marketing / Public Relations Agreement